Concentration of risk	6 Months Ended
Jun. 30, 2023
Risks and Uncertainties [Abstract]
Concentration of risk

Note 10 – Concentration of risk

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash in bank. As of June 30, 2023 and December 31, 2022, $554,999 and $829,258 were deposited with financial institutions located in the PRC, respectively. Deposit insurance system in China only insured each depositor at one bank for a maximum of approximately $69,000 (RMB 500,000). As of June 30, 2023 and December 31, 2022, $290,596 and $372,549 are over the China deposit insurance limit which is not covered by insurance, respectively. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 500,000 (approximately USD 64,000) if the bank with which an individual/a company hold its eligible deposit fails. As of June 30, 2023 and December 31, 2022, cash balance of $3,390 and $209,561 was maintained at financial institutions in Hong Kong, of which none was subject to credit risk, respectively.

The Company is also exposed to risk from its accounts receivable and other receivables. These assets are subjected to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

The Company’s functional currency is the RMB, and its financial statements are presented in U.S. dollars. The RMB depreciated by 5.1% from December 31, 2022 to June 30, 2023. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the U.S. dollar in the future. The change in the value of the RMB relative to the U.S. dollar may affect the Company’s financial results reported in the U.S. dollar terms without giving effect to any underlying changes in its business or results of operations. Currently, the Company’s assets, liabilities, revenues and costs are denominated in RMB.

To the extent that the Company needs to convert U.S. dollars into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against U.S. dollar would have an adverse effect on the RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert RMB into U.S. dollar for the purpose of making payments for dividends, strategic acquisition or investments or other business purposes, appreciation of U.S. dollar against RMB would have a negative effect on the U.S. dollar amount available to the Company.

Customer concentration risk

For the six month ended June 30, 2023, two customers accounted for 21.2% and 12.9% of the Company’s total revenues of discontinued operations, respectively. For the six month ended June 30, 2022, one customer accounted for 22.6% of the Company’s total revenues of discontinued operations.

As of June 30, 2023, three customers accounted for 46.6%, 24.3%, and 10.1% of the total balance of accounts receivable of discontinued operations, respectively. As of December 31, 2022, two customers accounted for 45.7% and 23.1% of the total balance of accounts receivable of discontinued operations, respectively.

Vendor concentration risk

For the six months ended June 30, 2023, two vendors accounted for 37.6% and 16.8% of the Company’s total purchases, respectively. For the six months ended June 30, 2022, one vendor accounted for 11.4% of the Company’s total purchases of discontinued operations ..

As of June 30, 2023, two vendors accounted for 65.0% and 19.8% of the total balance of accounts payable, respectively. As of December 31, 2022, two vendors accounted for 66.4% and 20.3% of the total balance of accounts payable of discontinued operations, respectively.